4 SEGMENTED INFORMATION: Schedule of geographically segmented non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of geographically segmented non-current assets
	December 31, 2017	December 31, 2016

United States	$ 5,950,539	$ 6,869,660
Ireland	1,386,645	1,241,297
International	1,194,119	822,598
Total	$ 8,531,303	$ 8,933,555